Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events
Subsequent Events

Note 16. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through May 14, 2026, the date the financial statements were issued.

Operating Lease Commitment

On April 1, 2026, the Company entered into an operating lease for approximately 10,927 square feet of office and warehouse space in Columbia, South Carolina. The lease has an initial term of approximately five years, commencing May 1, 2026, with aggregate undiscounted base rent payments of approximately $611 thousand over the initial term. The right-of-use asset and corresponding lease liability will be recognized upon the lease commencement date and reflected in the Company’s financial statements for the quarter ending June 30, 2026.

Equity Awards Under the 2025 Stock Incentive Plan

On April 2, 2026, the Compensation Committee of the Board of Directors granted (i) RSUs to certain directors and officers of the Company, with one-year cliff vesting and other terms substantially similar to the January 28, 2026 RSU awards, and (ii) non-qualified stock options to an officer of the Company with an exercise price of $6.50 per share and a 10-year contractual term.

May 2026 Term Loan with Endurance Opportunities

On May 14, 2026, the Company entered into the $2.0 million May 2026 Term Loan with Endurance Opportunities, an existing related-party lender. In connection with the May 2026 Term Loan, the Company issued the May 2026 Note in favor of Endurance Opportunities with a principal amount of $500 thousand and agreed to issue three additional commercial promissory notes in favor of Endurance Opportunities, each with a principal amount of $500 thousand. The May 2026 Note bears interest at a fixed rate of 15.5% per annum on the outstanding principal balance, requires monthly payments of interest with the outstanding principal amount due on the maturity date, and has a maturity date of 36 months. Each subsequent commercial promissory note issued in accordance with the May 2026 Term Loan will have the same terms and conditions as the May 2026 Note. The May 2026 Term Loan, May 2026 Note and subsequent commercial promissory notes to be issued in accordance with the May 2026 Term Loan were reviewed and approved by the Audit Committee in accordance with the Company’s Related Person Transactions Policy. The Company intends to use the proceeds for general working capital and continued network deployment activities.

Note 14. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through March 31, 2026, the date the financial statements were issued.

Restatement of Previously Issued Interim Financial Statements

During the preparation of the Company’s financial close for the quarter and year ended December 31, 2025, management identified errors in revenue recognition for certain network design and installation contracts accounted for under ASC 606 using the percentage-of-completion cost-to-cost input method. As a result, revenue was overstated by an aggregate of approximately $0.471 million and $1.4 million for the three and nine months ended September 30, 2025, respectively. This included an overstatement of revenue of $0.75 million and $0.92 million for the three and six months ended June 30, 2025, respectively, and $0.17 million for the three months ended March 31, 2025. Management evaluated the errors in accordance with ASC 250, Accounting Changes and Error Corrections, and Securities and Exchange Commission Staff Accounting Bulletin No. 99 and No. 108, and concluded the errors were material to the previously issued interim financial statements. On March 30, 2026, the Company filed an amended Quarterly Report on Form 10-Q/A for the quarterly period ended September 30, 2025 to restate the previously issued unaudited condensed consolidated financial statements. The errors have been corrected in the consolidated financial statements for the year ended December 31, 2025 included herein. The errors did not involve any intentional misconduct by the Company, its management, or its employees.

Equity Awards Under the 2025 Stock Incentive Plan

On January 28, 2026, the Compensation Committee of the Board of Directors approved restricted stock unit (“RSU”) awards to certain employees of the Company under the Plan in recognition of their contributions in connection with the Company’s initial public offering, with an aggregate grant date fair value of $0.1 million. The number of shares underlying each award were determined using the grant date fair value of the Company’s common stock on the date of grant. These awards are subject to a one-year vesting period.